MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999       NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

We are pleased to present Morgan Stanley Dean Witter International Fund's first annual report to shareholders. The Fund, which commenced operations on June 28, 1999, seeks long-term capital growth by investing primarily in a diversified portfolio of international common stocks and other equity securities. The Fund's sub-advisor, Morgan Stanley Dean Witter Investment Management Inc., utilizes a country-driven investment strategy.

During the period under review, the global markets fluctuated sharply on worries about interest rates and central bank policies. However, the October release of moderate third-quarter economic growth numbers for the United States and a lower than expected U.S. employment cost index increased the likelihood of a soft landing for the domestic economy. This scenario has strengthened the sub-advisor's belief that the global equity markets will continue to improve and that the international markets can de-link from those of the United States. If U.S. interest rates stay within current levels or move only moderately in either direction, the sub-advisor believes that the equity markets in Europe, Japan and the Pacific region may be able to outperform the U.S. market, based on rising economic growth, continued corporate and government restructuring and improving corporate earnings.

PERFORMANCE AND PORTFOLIO

From its inception through October 31, 1999, Morgan Stanley Dean Witter International Fund's Class A, B, C and D shares returned 5.70 percent, 5.50 percent, 5.50 percent and 5.80 percent, respectively. The performance of the four share classes varies because of differing expenses. (These total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) During the same period, the Morgan Stanley Capital International EAFE Index (MSCI EAFE) returned 8.30 percent, while the Lipper International Funds Index returned 6.98 percent.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

The Fund's underperformance relative to its Lipper peer group was the result primarily of its being overweighted in the Pacific region (ex-Japan) and underweighted in European growth stocks. Fund performance was also hindered by the Fund's large initial cash position and what turned out to be a poorly timed hedge out of the euro. Contributing positively to overall performance was the Fund's European real estate tilt and its being overweighted in Japan, particularly that market's high-tech sector.

JAPAN

As of October 31, 1999, Japan was the Fund's biggest single country weight, at
28.5 percent of net assets. The Japanese market rallied strongly in 1999, as a result of strong corporate restructuring initiatives, government movements to support the banking system and small companies, and positive gross domestic product (GDP) growth surprises. The market enjoyed significant foreign-investor participation as others responded positively to the Japanese restructuring. Foreign buying contributed to the yen's strength. The Japanese government unsuccessfully tried on several occasions to halt yen appreciation, fearing that excessive strength could impair exports and slow the economic recovery. The market was range bound for the last quarter of the Fund's fiscal year, possibly because of the currency's strength, but a strong yen kept pressure on companies to restructure and, as noted, has helped U.S.-dollar-based returns. GDP growth exceeded expectations in the first and second quarters of 1999.

The Japanese economic recovery and market rally have been supportive of markets throughout Asia this year. The Japanese rally seems to have attracted some additional foreign portfolio investment to other Asian markets. More importantly, imports into Japan from other Asian countries have grown significantly this year, due to increasing outsourcing of production by Japanese corporations and its rising domestic demand.

EUROPE

The sub-advisor's outlook for European equities is fairly constructive, based on a cyclical economic pickup and the near absence of inflation. Although European equities are generally fully valued, improving corporate earnings and marginally falling bond yields should provide a certain measure of support. The sub-advisor believes in the positive long-term case for a transformed Europe: corporate taxes are being cut, merger and acquisition activity has passed $1 trillion this year, buybacks are

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

being made easier to complete and corporations are restructuring their balance sheets and business units. The sub-advisor considers that European profits could grow at least as fast as those in the United States.

In September, the sub-advisor lowered the Fund's allocation for the United Kingdom to 13.0 percent, compared to 20.5 percent for the MSCI EAFE Index. In early September, the Bank of England raised short-term interest rates by 25 basis points, with additional rate increases likely. The central bank was very agile in lowering interest rates to avoid an economic bust, and the sub-advisor expects the bank to be aggressive on the upside as well.

In October, the sub-advisor increased the Fund's allocation for Germany to an overweighted 12.2 percent versus 9.6 percent for the MSCI EAFE Index. German valuations are attractive and economic fundamentals there are improving, as evidenced by rising business confidence, industrial production and exports. From a technical perspective the German market has lagged the broader European market. In the near term, the German market's significant exposure to industrial cyclicals should allow it to benefit from any improvement in Europe's economy.

ASIA (EX-JAPAN)

In Asia, the Fund is currently overweighted in Hong Kong. While the Hong Kong economy is still coping with deflation and negative bank loan growth, deregulation -- particularly in utilities and banking -- and a revival in China's exports are likely to boost growth. The Fund continues to favor Singapore, which represents 2.0 percent of the portfolio's net assets, compared to 1.0 percent for its benchmark, because of its robust economic growth (the third-quarter GDP was 16.8 percent), favorable macroeconomic policy, and strong earnings revisions and momentum.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc. maintains a positive outlook for the international markets. In Europe, the sub-advisor believes that most of the major economies will see accelerated growth in 2000 while inflation and interest rates will likely remain at moderate levels. The sub-advisor expects to see the European markets buoyed by strong corporate earnings, valuations that are reasonable in a global context, and continued merger and acquisition activity. In Asia, the sub-advisor believes that the Japanese restructuring can provide opportunities there and

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

throughout Asia. The first year of the region's economic recovery has been driven largely by net exports, government spending and changes in inventory but only limited recoveries in consumption. However, the sub-advisor anticipates consumption to generate more of the growth next year.

We appreciate your ongoing support of Morgan Stanley Dean Witter International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
Charles A. Fiumefreddo                       Mitchell M. Merin
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS AND RIGHTS (86.4%)

           AUSTRALIA (1.3%)
           AIR FREIGHT/DELIVERY SERVICES
   14,653  Mayne Nickless Ltd.....................................................................  $     39,620
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
   70,301  Foster's Brewing Group Ltd.............................................................       186,416
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC
   24,995  Coca-Cola Amatil Ltd...................................................................        76,965
                                                                                                    ------------
           BUILDING MATERIALS
   44,930  Boral Ltd..............................................................................        67,459
   40,639  CSR Limited............................................................................        91,008
   36,717  Pioneer International Ltd..............................................................        80,123
                                                                                                    ------------
                                                                                                         238,590
                                                                                                    ------------
           CASINO/GAMBLING
   12,954  TABCORP Holdings Limited...............................................................        81,919
                                                                                                    ------------
           CONTAINERS/PACKAGING
   25,870  Amcor Ltd..............................................................................       112,790
   25,423  Southcorp Holdings Ltd.................................................................        88,149
                                                                                                    ------------
                                                                                                         200,939
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    8,690  Brambles Industries, Ltd...............................................................       243,810
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES
   32,185  Colonial Limited.......................................................................       118,147
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
   10,862  Leighton Holdings Ltd..................................................................        39,389
                                                                                                    ------------
           FOOD CHAINS
   43,442  Coles Myer Ltd.........................................................................       215,575
   45,504  Woolworth's Ltd........................................................................       154,302
                                                                                                    ------------
                                                                                                         369,877
                                                                                                    ------------
           FOREST PRODUCTS
    7,399  Wesfarmers Limited.....................................................................        54,651
                                                                                                    ------------
           INTERNATIONAL BANKS
   52,548  National Australia Bank Ltd............................................................       809,031
   12,586  Suncorp-Metway Limited.................................................................        66,132
   72,182  Westpac Banking Corp., Ltd.............................................................       462,069
                                                                                                    ------------
                                                                                                       1,337,232
                                                                                                    ------------
           LIFE INSURANCE
   37,772  Amp Ltd................................................................................       383,191
                                                                                                    ------------
           MARINE TRANSPORTATION
    8,023  Howard Smith Limited...................................................................        57,392
                                                                                                    ------------
           MEDIA CONGLOMERATES
   74,558  News Corporation Ltd...................................................................       537,899
   65,870  News Corporation Ltd. (Pref.)..........................................................       444,921
                                                                                                    ------------
                                                                                                         982,820
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE
    8,870  GIO Australia Holdings Ltd.............................................................  $     16,816
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
   63,379  Broken Hill Proprietary Co., Ltd.......................................................       653,494
   42,666  Pacific Dunlop Ltd.....................................................................        59,988
                                                                                                    ------------
                                                                                                         713,482
                                                                                                    ------------
           NATURAL GAS
   15,176  Australian Gas Light Company Ltd.......................................................        83,516
                                                                                                    ------------
           OIL & GAS PRODUCTION
   23,982  Santos Ltd.............................................................................        61,487
                                                                                                    ------------
           OTHER METALS/MINERALS
    7,291  Rio Tinto Ltd..........................................................................       116,924
   71,583  Western Mining Corp. Holdings Ltd.*....................................................       306,492
                                                                                                    ------------
                                                                                                         423,416
                                                                                                    ------------
           OTHER PHARMACEUTICALS
    4,219  CSL Limited............................................................................        50,998
    4,876  FH Faulding & Company Ltd..............................................................        29,749
                                                                                                    ------------
                                                                                                          80,747
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
  191,943  Telstra Corp...........................................................................       974,104
                                                                                                    ------------
           PRECIOUS METALS
   79,367  Normandy Mining Ltd....................................................................        60,087
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
   16,250  QBE Insurance Group Ltd................................................................        67,716
                                                                                                    ------------
           REAL ESTATE
   15,600  AMP Diversified Property Trust.........................................................        23,323
   53,692  General Property Trust.................................................................        86,046
   21,343  Lend Lease Corporation Ltd.............................................................       244,995
   12,948  Stockland Trust Group..................................................................        27,826
   52,753  Westfield Trust........................................................................       101,020
                                                                                                    ------------
                                                                                                         483,210
                                                                                                    ------------
           SPECIALTY CHEMICALS
   11,504  Orica Limited..........................................................................        60,673
                                                                                                    ------------
           SPECIALTY FOODS/CANDY
   47,768  Goodman Fielder Ltd....................................................................        44,066
                                                                                                    ------------
           STEEL/IRON ORE
   26,970  North Ltd..............................................................................        51,990
                                                                                                    ------------

           TOTAL AUSTRALIA........................................................................     7,532,268
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           AUSTRIA (0.2%)
           AIRLINES
    1,573  Oesterreichische Luftverkehrs AG.......................................................  $     33,509
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
      588  BBAG Oesterreichische Brau-Beteiligungs AG.............................................        27,130
                                                                                                    ------------
           BUILDING MATERIALS
      898  RHI AG.................................................................................        25,286
      898  RHI AG (Rights)........................................................................           189
                                                                                                    ------------
                                                                                                          25,475
                                                                                                    ------------
           BUILDING PRODUCTS
    4,433  Wienerberger Baustoffindustrie AG......................................................       102,243
                                                                                                    ------------
           CONTAINERS/PACKAGING
      769  Mayr-Melnhof Karton AG.................................................................        34,345
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    1,363  Flughafen Wien AG......................................................................        47,176
                                                                                                    ------------
           ELECTRIC UTILITIES
    1,959  Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares).....................       284,276
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
      108  BWT AG.................................................................................        19,567
      963  VA Technologie AG......................................................................        64,560
                                                                                                    ------------
                                                                                                          84,127
                                                                                                    ------------
           HOME BUILDING
      302  Bau Holding AG.........................................................................        10,443
                                                                                                    ------------
           INTERNATIONAL BANKS
    6,967  Bank Austria AG........................................................................       347,312
                                                                                                    ------------
           MULTI-LINE INSURANCE
      454  Generali Holding Vienna AG.............................................................        74,078
                                                                                                    ------------
           OIL REFINING/MARKETING
    1,715  OMV AG.................................................................................       166,051
                                                                                                    ------------
           SEMICONDUCTORS
      191  Austria Mikro Systeme International AG.................................................         6,174
                                                                                                    ------------
           STEEL/IRON ORE
      708  Boehler-Uddeholm AG....................................................................        29,717
                                                                                                    ------------
           TOBACCO
    1,421  Austria Tabakwerke AG..................................................................        64,065
                                                                                                    ------------

           TOTAL AUSTRIA..........................................................................     1,336,121
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           FINLAND (2.1%)
           ALCOHOLIC BEVERAGES
    4,350  Oyj Hartwall Abp.......................................................................  $     55,922
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
    4,927  Metra Oyj (B Shares)...................................................................        93,528
                                                                                                    ------------
           E.D.P. SERVICES
    5,282  Tietoenator Oyj Abp....................................................................       183,823
                                                                                                    ------------
           FOOD CHAINS
   12,873  Kesko Oyj..............................................................................       146,891
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS
   11,519  Metso Oyj..............................................................................       130,590
                                                                                                    ------------
           INTERNATIONAL BANKS
   72,399  Merita PLC.............................................................................       420,699
                                                                                                    ------------
           OTHER METALS/MINERALS
   13,827  Outokumpu Oyj..........................................................................       158,652
                                                                                                    ------------
           PAPER
   19,909  UPM-Kymmene Oyj........................................................................       629,881
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
    7,835  Sampo Insurance Co "A".................................................................       272,672
                                                                                                    ------------
           SPECIALTY FOODS/CANDY
   11,941  Raisio Group PLC.......................................................................        77,951
                                                                                                    ------------
           TELECOMMUNICATIONS
   25,752  Sonera Group Oyj.......................................................................       775,363
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT
   79,035  Nokia Oyj (A Shares)...................................................................     9,069,347
                                                                                                    ------------

           TOTAL FINLAND..........................................................................    12,015,319
                                                                                                    ------------

           FRANCE (6.5%)
           ALCOHOLIC BEVERAGES
    4,383  LVMH-Moet Hennessy Louis Vuitton.......................................................     1,326,603
                                                                                                    ------------
           AUTO PARTS: O.E.M.
    4,075  Valeo S.A..............................................................................       293,519
                                                                                                    ------------
           AUTOMOTIVE AFTERMARKET
    5,698  Compagnie Generale des Etablissements Michelin (B Shares)..............................       248,777
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC
    3,233  Pernod-Ricard..........................................................................       218,891
                                                                                                    ------------
           BUILDING MATERIALS
    4,972  Lafarge S.A............................................................................       479,778
                                                                                                    ------------
           CABLE TELEVISION
    5,620  Canal Plus.............................................................................       391,172
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE
    4,822  Dassault Systemes S.A..................................................................  $    200,513
                                                                                                    ------------
           CONSUMER SPECIALTIES
    2,801  Societe BIC S.A........................................................................       137,358
                                                                                                    ------------
           CONTAINERS/PACKAGING
    4,085  Pechiney S.A. (A Shares)...............................................................       229,188
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    1,560  Sodexho Alliance S.A...................................................................       256,647
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
      325  Sagem S.A..............................................................................        99,567
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
    4,537  Compagnie de Saint Gobain..............................................................       789,479
                                                                                                    ------------
           E.D.P. SERVICES
    2,849  Cap Gemini S.A.........................................................................       432,656
                                                                                                    ------------
           ELECTRICAL PRODUCTS
    1,304  Legrand SA.............................................................................       312,858
    7,888  Schneider Electric S.A.................................................................       544,874
                                                                                                    ------------
                                                                                                         857,732
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    1,274  Bouygues S.A...........................................................................       444,718
    6,509  Suez Lyonnaise des Eaux................................................................     1,053,684
                                                                                                    ------------
                                                                                                       1,498,402
                                                                                                    ------------
           FARMING/SEEDS/MILLING
    1,975  Eridania Beghin-Say S.A................................................................       224,946
                                                                                                    ------------
           FOOD CHAINS
   10,499  Carrefour S.A..........................................................................     1,948,715
    3,486  Etablissements Economiques du Casino Guichard-Perrachon S.A............................       397,044
      861  Promodes...............................................................................       926,171
                                                                                                    ------------
                                                                                                       3,271,930
                                                                                                    ------------
           HOTELS/RESORTS
    1,726  Accor S.A..............................................................................       389,531
                                                                                                    ------------
           INTEGRATED OIL COMPANIES
   12,688  Elf Aquitaine S.A......................................................................     1,873,307
                                                                                                    ------------
           INTERNATIONAL BANKS
   21,046  Banque Nationale de Paris..............................................................     1,853,292
    5,226  Banque Nationale de Paris-CVG..........................................................        30,974
        5  Compagnie Financiere de Paribas........................................................           522
    4,393  Societe Generale.......................................................................       959,002
                                                                                                    ------------
                                                                                                       2,843,790
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR CHEMICALS
   17,070  Rhone-Poulenc S.A. (A Shares)..........................................................  $    957,708
                                                                                                    ------------
           MEDICAL SPECIALTIES
      613  Essilor International S.A..............................................................       193,941
                                                                                                    ------------
           MILITARY/GOV'T/TECHNICAL
    7,561  Thomson CSF............................................................................       257,555
                                                                                                    ------------
           MOTOR VEHICLES
    2,392  PSA Peugeot Citroen....................................................................       460,375
                                                                                                    ------------
           MULTI-LINE INSURANCE
   15,046  AXA++..................................................................................     2,127,833
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
    6,515  Lagardere S.C.A........................................................................       264,523
   21,917  Vivendi................................................................................     1,665,340
                                                                                                    ------------
                                                                                                       1,929,863
                                                                                                    ------------
           OIL REFINING/MARKETING
   11,809  Total S.A. (B Shares)..................................................................     1,600,310
                                                                                                    ------------
           OTHER PHARMACEUTICALS
   31,122  Sanofi-Synthelabo S.A..................................................................     1,376,852
                                                                                                    ------------
           OTHER SPECIALTY STORES
    5,382  Pinault-Printemps-Redoute S.A..........................................................     1,029,033
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
   41,466  France Telecom S.A.....................................................................     4,016,605
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS
    2,997  L'Oreal S.A............................................................................     2,005,424
                                                                                                    ------------
           PACKAGED FOODS
    2,867  Groupe Danone..........................................................................       733,208
                                                                                                    ------------
           REAL ESTATE
    2,100  Foncierre Lyonnaise....................................................................       281,926
    4,610  Klepierre..............................................................................       477,906
    7,050  Simco S.A..............................................................................       608,921
    1,300  Societe Immobiliere de Location pour l'Industrie et le Commerce........................       215,244
    4,920  Unibail................................................................................       721,220
                                                                                                    ------------
                                                                                                       2,305,217
                                                                                                    ------------
           SPECIALTY CHEMICALS
    4,180  Air Liquide S.A........................................................................       645,805
                                                                                                    ------------
           SPECIALTY STEELS
   13,126  Usinor S.A.............................................................................       182,862
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT
    7,890  Alcatel++..............................................................................     1,235,638
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TOBACCO
    3,039  SEITA..................................................................................  $    169,861
                                                                                                    ------------

           TOTAL FRANCE...........................................................................    37,291,876
                                                                                                    ------------
           GERMANY (8.2%)
           AIRLINES
   23,450  Deutsche Lufthansa AG..................................................................       494,607
                                                                                                    ------------
           AUTO PARTS: O.E.M.
    7,550  Continental AG.........................................................................       164,420
                                                                                                    ------------
           BUILDING MATERIALS
      600  Heidelberger Zement AG.................................................................        47,457
      600  Heidelberger (Rights)*.................................................................           190
                                                                                                    ------------
                                                                                                          47,647
                                                                                                    ------------
           BUILDING PRODUCTS
    2,950  Buderus AG.............................................................................        49,777
                                                                                                    ------------
           COMPUTER SOFTWARE
    3,550  SAP AG.................................................................................     1,322,321
    2,450  SAP AG (Pref.).........................................................................     1,082,600
                                                                                                    ------------
                                                                                                       2,404,921
                                                                                                    ------------
           DEPARTMENT STORES
    1,650  Karstadt AG............................................................................        74,824
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
   36,500  Siemens AG (Registered Shares).........................................................     3,285,369
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
   21,850  Mannesmann AG..........................................................................     3,444,930
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    4,200  Bilfinger & Berger Bau AG..............................................................        86,372
                                                                                                    ------------
           INTERNATIONAL BANKS
   25,950  Bayerische Hypo-Und Vereinsbank AG.....................................................     1,707,693
   32,650  Deutsche Bank AG (Registered Shares)...................................................     2,348,309
   30,900  Dresdner Bank AG.......................................................................     1,588,623
                                                                                                    ------------
                                                                                                       5,644,625
                                                                                                    ------------
           MAJOR CHEMICALS
   40,100  BASF AG................................................................................     1,807,874
   43,200  Bayer AG...............................................................................     1,772,234
                                                                                                    ------------
                                                                                                       3,580,108
                                                                                                    ------------
           METALS FABRICATIONS
    9,650  FAG Kugelfischer Georg Schaefer AG.....................................................        81,924
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MOTOR VEHICLES
   59,800  DaimlerChrylser AG.....................................................................  $  4,666,816
   19,050  Volkswagen AG..........................................................................     1,129,065
    6,000  Volkswagen AG (Pref.)..................................................................       213,240
                                                                                                    ------------
                                                                                                       6,009,121
                                                                                                    ------------
           MULTI-LINE INSURANCE
   15,100  Allianz AG++...........................................................................     4,610,131
      400  Axa Colonia Konzern AG.................................................................        40,918
    9,850  Muenchener Rueckver AG (Registered Shares).............................................     2,264,543
                                                                                                    ------------
                                                                                                       6,915,592
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
    5,950  Linde AG...............................................................................       312,489
    5,950  Linde AG (Rights)*.....................................................................        18,887
    8,150  Preussag AG............................................................................       442,642
   27,600  RWE AG.................................................................................     1,114,797
   26,400  Thyssen Krupp AG*......................................................................       626,432
   32,000  VEBA AG................................................................................     1,734,606
   48,000  Viag AG................................................................................       888,395
                                                                                                    ------------
                                                                                                       5,138,248
                                                                                                    ------------
           OTHER SPECIALTY STORES
    4,900  Douglas Holding AG.....................................................................       222,979
   15,200  Metro AG...............................................................................       819,129
                                                                                                    ------------
                                                                                                       1,042,108
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
    8,700  MAN AG.................................................................................       289,931
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS
    2,300  Beiersdorf AG..........................................................................       155,237
                                                                                                    ------------
           SHOE MANUFACTURING
    3,200  Adidas-Salomon AG......................................................................       232,181
                                                                                                    ------------
           TELECOMMUNICATIONS
  173,650  Deutsche Telekom AG....................................................................     8,002,837
                                                                                                    ------------

           TOTAL GERMANY..........................................................................    47,144,779
                                                                                                    ------------

           HONG KONG (2.0%)
           AIRLINES
  165,000  Cathay Pacific Airways, Ltd............................................................       334,524
                                                                                                    ------------
           BROADCASTING
   25,000  Television Broadcasts Ltd..............................................................       133,552
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
   53,000  Johnson Electric Holdings Ltd..........................................................       286,542
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOTELS/RESORTS
   60,500  Hong Kong & Shanghai Hotels Ltd........................................................  $     44,391
   98,000  Regal Hotels International.............................................................         8,452
   26,000  Shangri-La Asia Ltd....................................................................        28,281
                                                                                                    ------------
                                                                                                          81,124
                                                                                                    ------------
           INTERNATIONAL BANKS
   86,735  Bank of East Asia, Ltd.................................................................       189,804
  122,200  Hang Seng Bank Ltd.....................................................................     1,329,201
                                                                                                    ------------
                                                                                                       1,519,005
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
   77,000  Hopewell Holdings Ltd..................................................................        48,816
  250,000  Hutchison Whampoa, Ltd.................................................................     2,510,137
  136,000  New World Development Co., Ltd.........................................................       257,347
  103,000  Swire Pacific Ltd. (Class A)...........................................................       510,459
                                                                                                    ------------
                                                                                                       3,326,759
                                                                                                    ------------
           NATURAL GAS
  248,000  Hong Kong & China Gas Co., Ltd.........................................................       328,815
                                                                                                    ------------
           NEWSPAPERS
   52,000  South China Morning Post (Holdings) Ltd................................................        37,819
                                                                                                    ------------
           REAL ESTATE
  151,000  Cheung Kong (Holdings) Ltd.............................................................     1,370,342
  123,000  Hang Lung Development Co...............................................................       131,415
   54,000  Hysan Development Co., Ltd.............................................................        64,298
  218,000  Sino Land Co...........................................................................        99,620
  161,000  Sun Hung Kai Properties Ltd............................................................     1,300,476
  147,000  Wharf (Holdings) Ltd...................................................................       424,812
                                                                                                    ------------
                                                                                                       3,390,963
                                                                                                    ------------
           TELECOMMUNICATIONS
  775,200  Cable & Wireless HKT Ltd...............................................................     1,771,230
                                                                                                    ------------
           UTILITIES
  115,000  CLP Holdings Ltd.......................................................................       527,000
                                                                                                    ------------

           TOTAL HONG KONG........................................................................    11,737,333
                                                                                                    ------------
           ITALY (2.7%)
           AIRLINES
   57,721  Alitalia...............................................................................       159,790
                                                                                                    ------------
           APPAREL
   77,548  Benetton Group SpA.....................................................................       171,742
                                                                                                    ------------
           AUTO PARTS: O.E.M.
  105,536  Pirelli SpA............................................................................       242,630
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           BROADCASTING
   55,386  Mediaset SpA*..........................................................................  $    554,312
                                                                                                    ------------
           BUILDING MATERIALS
    6,880  Italcementi SpA........................................................................        87,140
   10,136  Italcementi SpA (Pref.)................................................................        47,354
                                                                                                    ------------
                                                                                                         134,494
                                                                                                    ------------
           CELLULAR TELEPHONE
   66,807  Telecom Italia Mobile SpA-RNC..........................................................       232,500
  290,179  Telecom Italia Mobile SpA..............................................................     1,817,775
   40,713  Telecom Italia SpA-RNC.................................................................       200,511
  167,059  Telecom Italia SpA.....................................................................     1,446,441
                                                                                                    ------------
                                                                                                       3,697,227
                                                                                                    ------------
           ELECTRIC UTILITIES
   30,946  Edison SpA.............................................................................       257,495
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
   19,787  Impregilo SpA..........................................................................        14,023
    8,209  Sirti SpA..............................................................................        44,585
                                                                                                    ------------
                                                                                                          58,608
                                                                                                    ------------
           FOOD CHAINS
    9,811  La Rinascente SpA......................................................................        68,288
                                                                                                    ------------
           INTEGRATED OIL COMPANIES
  362,483  Ente Nazionale Idrocarburi SpA.........................................................     2,125,447
                                                                                                    ------------
           INTERNATIONAL BANKS
   88,093  Banca Commerciale Italiana.............................................................       531,404
   15,038  Banca Popolare di Milano...............................................................       101,339
  118,991  Banco Ambrosiano Veneto SpA............................................................       509,481
   64,489  Istituto Bancario San Paolo di Torino SpA*.............................................       837,884
   29,467  Mediobanca SpA.........................................................................       303,922
  195,409  Unicredito Italiano SpA................................................................       917,049
                                                                                                    ------------
                                                                                                       3,201,079
                                                                                                    ------------
           LIFE INSURANCE
   45,939  Assicurazioni Generali++...............................................................     1,477,642
  191,057  Istituto Nazionale delle Assicurazioni SpA.............................................       581,295
                                                                                                    ------------
                                                                                                       2,058,937
                                                                                                    ------------
           MOTOR VEHICLES
   18,899  Fiat SpA...............................................................................       599,920
    6,197  Fiat SpA (Pref.).......................................................................        95,482
                                                                                                    ------------
                                                                                                         695,402
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE
   22,163  Runione Adriatica di Sicurta SpA.......................................................  $    204,982
    6,168  Societa Assicuratrice Industriale SpA..................................................        64,722
                                                                                                    ------------
                                                                                                         269,704
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
   42,033  Snia SpA...............................................................................        43,929
                                                                                                    ------------
           NATURAL GAS
   21,128  Italgas SpA............................................................................        87,567
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
  198,110  Olivetti SpA...........................................................................       386,515
                                                                                                    ------------
           PAPER
    3,969  Burgo (Cartiere) SpA...................................................................        29,300
    5,485  Reno de Medici SpA.....................................................................        16,110
                                                                                                    ------------
                                                                                                          45,410
                                                                                                    ------------
           REAL ESTATE
2,482,662  Unione Immobiliare SpA.................................................................     1,280,307
                                                                                                    ------------
           SPECIALTY FOODS/CANDY
   65,800  Montedison SpA.........................................................................       117,621
   79,395  Parmalat Finanzeria SpA................................................................       104,579
                                                                                                    ------------
                                                                                                         222,200
                                                                                                    ------------

           TOTAL ITALY............................................................................    15,761,083
                                                                                                    ------------

           JAPAN (28.5%)
           AIR FREIGHT/DELIVERY SERVICES
   53,000  Nippon Express Co., Ltd................................................................       375,482
                                                                                                    ------------
           AIRLINES
  218,000  Japan Airlines Company, Ltd............................................................       732,457
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
   28,000  ASAHI Breweries, Ltd...................................................................       398,618
  101,000  Kirin Brewery Co., Ltd.................................................................     1,157,665
                                                                                                    ------------
                                                                                                       1,556,283
                                                                                                    ------------
           APPAREL
   24,000  Onward Kashiyama Co., Ltd..............................................................       377,383
                                                                                                    ------------
           AUTO PARTS: O.E.M.
   24,000  Denso Corporation......................................................................       513,776
   44,000  NGK Spark Plug Co., Ltd................................................................       358,607
                                                                                                    ------------
                                                                                                         872,383
                                                                                                    ------------
           AUTOMOTIVE AFTERMARKET
   51,000  Bridgestone Corp.......................................................................     1,405,107
                                                                                                    ------------
           BANKING
  191,000  Sumitomo Bank Ltd......................................................................     3,076,682
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           BROADCASTING
   18,000  Tokyo Broadcasting System, Inc.........................................................  $    476,049
                                                                                                    ------------
           BUILDING MATERIALS
  129,000  Asahi Glass Company, Ltd...............................................................     1,026,601
  135,000  Ube Industries, Ltd....................................................................       391,379
                                                                                                    ------------
                                                                                                       1,417,980
                                                                                                    ------------
           BUILDING PRODUCTS
   73,000  Toto Ltd...............................................................................       556,417
                                                                                                    ------------
           COMPUTER SOFTWARE
    4,800  Fuji Soft ABC Inc......................................................................       440,050
    2,000  Konami Co., Ltd........................................................................       193,914
                                                                                                    ------------
                                                                                                         633,964
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
  108,000  Komatsu Ltd............................................................................       628,281
    5,100  SMC Corporation........................................................................       861,179
                                                                                                    ------------
                                                                                                       1,489,460
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES
   81,000  Sharp Corp.............................................................................     1,290,775
   39,000  Sony Corp..............................................................................     6,087,549
                                                                                                    ------------
                                                                                                       7,378,324
                                                                                                    ------------
           CONSUMER SPECIALTIES
   66,000  Casio Computer Co., Ltd................................................................       453,643
                                                                                                    ------------
           DEPARTMENT STORES
   16,400  Marui Co. Ltd..........................................................................       310,147
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    1,300  Meitec Corp............................................................................        48,795
   20,000  Secom Co., Ltd.........................................................................     2,146,491
                                                                                                    ------------
                                                                                                       2,195,286
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
  324,000  Hitachi Ltd.++.........................................................................     3,505,309
   20,400  Kyocera Corp...........................................................................     1,958,337
  189,000  Matsushita Electric Industrial Co., Ltd.++.............................................     3,982,481
  148,000  NEC Corp...............................................................................     2,997,792
  187,000  Sanyo Electric Co., Ltd................................................................       897,571
  293,000  Toshiba Corp...........................................................................     1,845,138
                                                                                                    ------------
                                                                                                      15,186,628
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES
    3,800  Nichiei Co., Ltd. (Kyoto)..............................................................       196,986
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
  164,000  Kubota Corp............................................................................       653,355
  230,000  Mitsubishi Electric Corp...............................................................     1,273,975
                                                                                                    ------------
                                                                                                       1,927,330
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           E.D.P. SERVICES
    2,100  CSK Corp...............................................................................  $     96,765
    1,000  Toyo Information System Co., Ltd.......................................................        50,590
                                                                                                    ------------
                                                                                                         147,355
                                                                                                    ------------
           ELECTRIC UTILITIES
   94,400  Tokyo Electric Power Co., Inc..........................................................     2,111,472
                                                                                                    ------------
           ELECTRICAL PRODUCTS
   51,000  Furukawa Electric Co., Ltd.............................................................       372,084
   48,000  NGK Insulators, Ltd....................................................................       455,717
    2,300  Nidec Corp.............................................................................       447,106
   94,000  Sumitomo Electric Industries...........................................................     1,264,222
   21,000  Taiyo Yuden Co., Ltd...................................................................       751,944
                                                                                                    ------------
                                                                                                       3,291,073
                                                                                                    ------------
           ELECTRONIC COMPONENTS
    6,000  Alps Electric Co., Ltd.................................................................       116,348
    1,300  Hirose Electric Co., Ltd...............................................................       227,004
   25,000  Murata Manufacturing Co., Ltd..........................................................     3,215,897
    8,000  Omron Corp.............................................................................       167,419
                                                                                                    ------------
                                                                                                       3,726,668
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING
   10,400  Advantest Corp.........................................................................     1,567,438
  179,000  Fujitsu Ltd.++.........................................................................     5,395,603
   14,000  Tokyo Electron Ltd.....................................................................     1,163,867
                                                                                                    ------------
                                                                                                       8,126,908
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS
    8,800  Softbank Corp..........................................................................     3,657,867
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
  136,000  Kajima Corp............................................................................       479,140
  101,000  Shimizu Corporation....................................................................       362,619
  139,000  Taisei Corporation.....................................................................       293,559
                                                                                                    ------------
                                                                                                       1,135,318
                                                                                                    ------------
           FINANCE COMPANIES
    8,400  Acom Co., Ltd..........................................................................       919,267
    1,300  Credit Saison Co., Ltd.................................................................        32,010
    3,000  Orix Corp..............................................................................       403,187
    6,600  Promise Co., Ltd.......................................................................       443,506
    8,900  Takefuji Corporation...................................................................     1,153,403
                                                                                                    ------------
                                                                                                       2,951,373
                                                                                                    ------------
           FINANCE ENERGY
   21,000  Pioneer Corp...........................................................................       375,166
                                                                                                    ------------
           FLUID CONTROLS
   45,000  Ebara Corp.............................................................................       537,391
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FOOD CHAINS
   74,000  Daiei, Inc.............................................................................  $    254,315
   30,000  Ito-Yokado Co., Ltd.++.................................................................     2,401,843
   27,000  Jusco Co...............................................................................       629,836
   24,000  Mycal Corporation......................................................................       113,814
                                                                                                    ------------
                                                                                                       3,399,808
                                                                                                    ------------
           HOME BUILDING
   59,000  Daiwa House Industry Co., Ltd..........................................................       540,328
   60,000  Sekisui House Ltd......................................................................       650,283
                                                                                                    ------------
                                                                                                       1,190,611
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS
   15,600  Fanuc, Ltd.++..........................................................................     1,213,017
  306,000  Mitsubishi Heavy Industries Ltd.++.....................................................     1,201,440
                                                                                                    ------------
                                                                                                       2,414,457
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES
    4,000  Hoya Corp..............................................................................       287,991
                                                                                                    ------------
           INTERNATIONAL BANKS
  159,000  Asahi Bank Ltd.........................................................................     1,413,401
  271,000  Bank of Tokyo-Mitsubishi Ltd...........................................................     4,495,421
  115,000  Bank of Yokohama Ltd...................................................................       645,819
  198,000  Daiwa Bank Ltd.........................................................................       948,469
  190,000  Fuji Bank Ltd.++.......................................................................     2,608,237
   27,000  Fukuoka Bank of Japan..................................................................       208,131
   14,000  Gunma Bank Ltd.........................................................................       105,097
  173,000  Industrial Bank of Japan, Ltd.++.......................................................     2,341,653
    4,000  Joyo Bank, Ltd.........................................................................        19,583
   84,000  Mitsubishi Trust & Banking++...........................................................     1,131,343
  114,000  Mitsui Trust & Banking Co., Ltd........................................................       354,574
  183,000  Sakura Bank Ltd........................................................................     1,574,042
   51,000  Shizuoka Bank, Ltd.....................................................................       577,710
  131,000  Tokai Bank Ltd.........................................................................     1,144,379
                                                                                                    ------------
                                                                                                      17,567,859
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES
   74,000  Daiwa Securities Co., Ltd..............................................................       790,650
  119,000  Nomura Securities Co., Ltd.............................................................     1,966,007
                                                                                                    ------------
                                                                                                       2,756,657
                                                                                                    ------------
           MAJOR PHARMACEUTICALS
   32,000  Sankyo Co., Ltd........................................................................       912,355
   72,000  Takeda Chemical Industries, Ltd........................................................     4,140,156
                                                                                                    ------------
                                                                                                       5,052,511
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MARINE TRANSPORTATION
  108,000  Nippon Yusen Kabushiki Kaisha..........................................................  $    466,545
                                                                                                    ------------
           MEAT/POULTRY/FISH
   27,000  Nippon Meat Packers, Inc...............................................................       335,135
                                                                                                    ------------
           MEDICAL SPECIALTIES
   14,000  Terumo Corp............................................................................       426,034
                                                                                                    ------------
           METALS FABRICATIONS
  131,000  Mitsubishi Materials Corp..............................................................       345,829
                                                                                                    ------------
           MOTOR VEHICLES
   52,000  Honda Motor Co.++......................................................................     2,196,410
  176,000  Nissan Motor Co., Ltd..................................................................     1,055,966
  235,000  Toyota Motor Corp......................................................................     8,143,899
                                                                                                    ------------
                                                                                                      11,396,275
                                                                                                    ------------
           MOVIES/ENTERTAINMENT
    5,900  Oriental Land Co., Ltd.................................................................       559,585
                                                                                                    ------------
           NATURAL GAS
  139,000  Osaka Gas Co., Ltd.....................................................................       465,691
  135,000  Tokyo Gas Co., Ltd.....................................................................       320,102
                                                                                                    ------------
                                                                                                         785,793
                                                                                                    ------------
           NON - U.S. UTILITIES
   77,300  Kansai Electric Power Co., Inc.........................................................     1,446,268
   18,400  Tohoku Electric Power Co., Inc.........................................................       287,561
                                                                                                    ------------
                                                                                                       1,733,829
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES
   84,000  Canon, Inc.............................................................................     2,378,804
                                                                                                    ------------
           OFFICE/PLANT AUTOMATION
    6,000  Dainippon Screen Manufacturing Co., Ltd................................................        31,161
                                                                                                    ------------
           OIL REFINING/MARKETING
  125,000  Nippon Oil Co..........................................................................       551,982
                                                                                                    ------------
           OTHER CONSUMER SERVICES
    6,600  Benesse Corporation....................................................................     1,412,883
                                                                                                    ------------
           OTHER METALS/MINERALS
   70,000  Sumitomo Metal Mining Co...............................................................       211,673
                                                                                                    ------------
           OTHER PHARMACEUTICALS
   28,000  Chugai Pharmaceutical Co...............................................................       333,301
   28,000  Taisho Pharmaceutical Co., Ltd.........................................................     1,166,555
   25,000  Yamanouchi Pharmaceutical Co., Ltd.....................................................     1,135,164
                                                                                                    ------------
                                                                                                       2,635,020
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PACKAGE GOODS/COSMETICS
   38,000  Kao Corp...............................................................................  $  1,160,027
   27,000  Shiseido Company, Ltd..................................................................       412,115
                                                                                                    ------------
                                                                                                       1,572,142
                                                                                                    ------------
           PAPER
  132,000  Oji Paper Co., Ltd.....................................................................       931,362
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS
   42,000  Fuji Photo Film Co.++..................................................................     1,350,677
   12,000  Nikon Corporation......................................................................       285,687
                                                                                                    ------------
                                                                                                       1,636,364
                                                                                                    ------------
           PRECISION INSTRUMENTS
   53,000  Yokogawa Electric Corp.................................................................       371,412
                                                                                                    ------------
           PRINTING/FORMS
   63,000  Dai Nippon Printing Co., Ltd...........................................................     1,149,688
   51,000  Toppan Printing Co., Ltd...............................................................       626,178
                                                                                                    ------------
                                                                                                       1,775,866
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
   96,000  Tokio Marine & Fire Insurance Co.......................................................     1,257,944
                                                                                                    ------------
           RAILROADS
      118  Central Japan Railway Co...............................................................       798,598
      277  East Japan Railway Co.++...............................................................     1,699,174
   87,000  Kinki Nippon Railway Co................................................................       403,389
   74,000  Tobu Railway Co., Ltd..................................................................       232,293
   79,000  Tokyu Corp.............................................................................       216,137
                                                                                                    ------------
                                                                                                       3,349,591
                                                                                                    ------------
           REAL ESTATE
   59,000  Mitsubishi Estate Co., Ltd.............................................................       591,869
   38,000  Mitsui Fudosan Co., Ltd................................................................       284,170
                                                                                                    ------------
                                                                                                         876,039
                                                                                                    ------------
           RECREATIONAL PRODUCTS/TOYS
   13,200  Nintendo Co., Ltd......................................................................     2,097,149
   13,900  Sega Enterprises Ltd...................................................................       249,792
   10,600  Shimano, Inc...........................................................................       264,568
                                                                                                    ------------
                                                                                                       2,611,509
                                                                                                    ------------
           RESTAURANTS
   20,000  Skylark Co., Ltd.......................................................................       560,622
                                                                                                    ------------
           SEMICONDUCTORS
   11,000  Rohm Co., Ltd..........................................................................     2,470,961
                                                                                                    ------------
           SPECIALTY CHEMICALS
  169,000  Asahi Chemical Industry Co., Ltd.......................................................     1,022,079
  212,000  Mitsubishi Chemical Corp...............................................................       962,619
   21,000  Shin-Etsu Chemical Co., Ltd............................................................       866,852

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  266,000  Sumitomo Chemical Co., Ltd.............................................................  $  1,708,304
                                                                                                    ------------
                                                                                                       4,559,854
                                                                                                    ------------
           SPECIALTY FOODS/CANDY
   86,000  Ajinomoto Co., Inc.....................................................................       965,096
                                                                                                    ------------
           STEEL/IRON ORE
  111,400  Kawasaki Steel Corp....................................................................       252,380
  778,000  Nippon Steel Co........................................................................     1,979,169
                                                                                                    ------------
                                                                                                       2,231,549
                                                                                                    ------------
           TELECOMMUNICATIONS
      787  Nippon Telegraph & Telephone Corp......................................................    12,087,933
                                                                                                    ------------
           TEXTILES
  131,000  Teijin Ltd.............................................................................       669,022
  148,000  Toray Industries Inc...................................................................       816,934
                                                                                                    ------------
                                                                                                       1,485,956
                                                                                                    ------------
           WHOLESALE DISTRIBUTORS
  181,000  Marubeni Corporation...................................................................       576,865
   86,000  Mitsubishi Corp........................................................................       619,180
   53,000  Mitsui & Co............................................................................       392,272
   58,000  Mitsukoshi Ltd.........................................................................       323,490
   81,000  Sumitomo Corporation...................................................................       592,512
                                                                                                    ------------
                                                                                                       2,504,319
                                                                                                    ------------
           TOTAL JAPAN............................................................................   163,867,543
                                                                                                    ------------

           NETHERLANDS (5.2%)
           AIR FREIGHT/DELIVERY SERVICES
   31,042  TNT Post Group NV......................................................................       792,233
                                                                                                    ------------
           AIRLINES
    3,894  Koninklijke Luchtvaart Maatschappi NV..................................................       106,382
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
   20,396  Heineken NV............................................................................     1,043,002
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    6,363  Vedior NV..............................................................................       107,367
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
   21,437  Koninklijke (Royal) Philips Electronics NV.............................................     2,204,227
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES
   62,006  ING Groep NV...........................................................................     3,667,157
                                                                                                    ------------
           E.D.P. SERVICES
    2,935  Getronics NV...........................................................................       146,715
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCIAL PUBLISHING/SERVICES
   42,876  Elsevier NV............................................................................  $    408,310
   17,908  Wolters Kluwer NV......................................................................       600,001
                                                                                                    ------------
                                                                                                       1,008,311
                                                                                                    ------------
           FOOD CHAINS
   41,208  Koninklijke Ahold NV...................................................................     1,268,972
                                                                                                    ------------
           INTEGRATED OIL COMPANIES
  138,118  Royal Dutch Petroleum Co...............................................................     8,277,815
                                                                                                    ------------
           INTERNATIONAL BANKS
   94,264  ABN-AMRO Holding NV++..................................................................     2,285,455
                                                                                                    ------------
           LIFE INSURANCE
   38,108  Aegon NV++.............................................................................     3,526,558
                                                                                                    ------------
           MAJOR CHEMICALS
   22,221  Akzo Nobel NV..........................................................................       959,399
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES
    5,619  OCE NV.................................................................................        93,331
                                                                                                    ------------
           PACKAGED FOODS
   37,087  Unilever NV............................................................................     2,464,053
                                                                                                    ------------
           TELECOMMUNICATIONS
   30,166  KPN NV.................................................................................     1,552,159
                                                                                                    ------------
           WHOLESALE DISTRIBUTORS
    5,216  Buhrmann NV............................................................................        90,158
    6,878  Hagemeyer NV...........................................................................       141,371
                                                                                                    ------------
                                                                                                         231,529
                                                                                                    ------------

           TOTAL NETHERLANDS......................................................................    29,734,665
                                                                                                    ------------

           PORTUGAL (0.7%)
           ALCOHOLIC BEVERAGES
      613  Unicer-Uniao Cervejeira, S.A...........................................................        11,636
                                                                                                    ------------
           BUILDING MATERIALS
   15,220  Cimpor-Cimentos de Portugal, SGPS, S.A.................................................       253,124
                                                                                                    ------------
           ELECTRIC UTILITIES
   62,060  EDP-Electricidade de Portugal, S.A.....................................................       967,328
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    1,506  Engil-Sociedade Gestora de Participacoes Sociais S.A...................................        15,358
                                                                                                    ------------
           FOOD DISTRIBUTORS
    8,898  Jeronimo Martins SGPS, S.A.............................................................       249,047
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNATIONAL BANKS
   21,318  Banco Comercial Portugues S.A..........................................................  $    602,067
   11,136  Banco Espirito Santo e Comercial de Lisboa, S.A. (Registered Shares)...................       290,312
                                                                                                    ------------
                                                                                                         892,379
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES
   53,030  BPI-SGPS, S.A..........................................................................       212,517
                                                                                                    ------------
           OTHER SPECIALTY STORES
    5,218  Sonae SGPS, S.A........................................................................       174,772
                                                                                                    ------------
           OTHER TRANSPORTATION
    6,777  Brisa-Auto Estradas de Portugal, S.A...................................................       267,656
                                                                                                    ------------
           PAPER
   10,383  Portucel Industrial Empresa............................................................        71,174
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
    1,273  Companhia de Seguros Tranquilidade.....................................................        35,563
                                                                                                    ------------
           TELECOMMUNICATIONS
   17,563  Portugal Telecom S.A. (Registered Shares)..............................................       785,330
                                                                                                    ------------

           TOTAL PORTUGAL.........................................................................     3,935,884
                                                                                                    ------------
           SINGAPORE (2.0%)
           AEROSPACE
  437,000  Singapore Technologies Engineering Ltd.................................................       633,676
                                                                                                    ------------
           AIRLINES
  140,000  Singapore Airlines Ltd.................................................................     1,474,128
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
   48,000  Fraser & Neave Ltd.....................................................................       205,054
                                                                                                    ------------
           E.D.P. PERIPHERALS
   13,800  Creative Technology, Ltd...............................................................       161,083
                                                                                                    ------------
           ELECTRONIC COMPONENTS
   36,000  Venture Manufacturing Ltd..............................................................       320,578
                                                                                                    ------------
           HOTELS/RESORTS
  131,000  Hotel Properties Ltd...................................................................       111,925
  170,000  United Overseas Land, Ltd..............................................................       147,292
                                                                                                    ------------
                                                                                                         259,217
                                                                                                    ------------
           INTERNATIONAL BANKS
  122,115  DBS Holdings Ltd.......................................................................     1,381,325
  166,950  Overseas-Chinese Banking Corporation Ltd...............................................     1,255,641
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  109,000  United Overseas Bank Ltd...............................................................  $    826,354
                                                                                                    ------------
                                                                                                       3,463,320
                                                                                                    ------------
           MARINE TRANSPORTATION
   95,000  Neptune Orient Lines Ltd...............................................................       137,756
                                                                                                    ------------
           METALS FABRICATIONS
   71,000  NatSteel Ltd...........................................................................       118,761
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
  125,000  Keppel Corp., Ltd......................................................................       339,952
  275,000  Sembcorp Industries Ltd................................................................       347,473
                                                                                                    ------------
                                                                                                         687,425
                                                                                                    ------------
           NEWSPAPERS
   54,000  Singapore Press Holdings Ltd...........................................................       925,993
                                                                                                    ------------
           OTHER SPECIALTY STORES
   44,000  Cycle and Carriage Ltd.................................................................       149,579
                                                                                                    ------------
           REAL ESTATE
  119,000  City Developments Ltd..................................................................       615,764
  229,750  DBS Land Ltd...........................................................................       425,770
   45,000  First Capital Corporation Ltd..........................................................        53,610
   67,000  Parkway Holdings Ltd...................................................................       123,357
  241,000  United Industrial Corp.................................................................       131,230
                                                                                                    ------------
                                                                                                       1,349,731
                                                                                                    ------------
           TELECOMMUNICATIONS
  928,000  Singapore Telecommunications Ltd.......................................................     1,764,428
                                                                                                    ------------

           TOTAL SINGAPORE........................................................................    11,650,729
                                                                                                    ------------

           SPAIN (3.4%)
           BUILDING PRODUCTS
    4,506  Zardoya Otis S.A.......................................................................        50,752
    4,506  Zardoya Otis S.A. (Rights).............................................................         5,037
                                                                                                    ------------
                                                                                                          55,789
                                                                                                    ------------
           ELECTRIC UTILITIES
   80,413  Endesa S.A.............................................................................     1,613,812
   80,271  Iberdrola S.A..........................................................................     1,173,302
   26,222  Union Electrica Fenosa, S.A............................................................       384,663
                                                                                                    ------------
                                                                                                       3,171,777
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    5,599  ACS, Actividades de Construccion y Servicios, S.A......................................       134,627
    8,524  Fomento de Construcciones y Contratas S.A..............................................       214,397
   13,521  Grupo Dragados, S.A....................................................................       143,591
                                                                                                    ------------
                                                                                                         492,615
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ENVIRONMENTAL SERVICES
   13,053  Sociedad General de Aguas de Barcelona, S.A............................................  $    208,963
                                                                                                    ------------
           FARMING/SEEDS/MILLING
    2,973  Azucarera Ebro Agricolas, S.A..........................................................        53,238
                                                                                                    ------------
           HOTELS/RESORTS
    8,922  Sol Melia S.A..........................................................................       102,089
                                                                                                    ------------
           INTERNATIONAL BANKS
   42,129  Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.............................       937,457
  162,249  Banco Bilbao Vizcaya S.A.++............................................................     2,186,758
  319,968  Banco Santander Central Hispano, S.A.++................................................     3,330,516
                                                                                                    ------------
                                                                                                       6,454,731
                                                                                                    ------------
           NATURAL GAS
   35,316  Gas Natural SDG, S.A...................................................................       774,680
                                                                                                    ------------
           OIL REFINING/MARKETING
   76,970  Repsol-YPF, S.A........................................................................     1,590,982
                                                                                                    ------------
           OTHER TRANSPORTATION
   24,178  Autopistas Concesionaria Espanola S.A..................................................       261,356
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
    6,856  Corporacion Mapfre S.A.................................................................       117,131
                                                                                                    ------------
           REAL ESTATE
    6,792  Corporacion Financiera Alba, S.A.......................................................       197,694
   24,133  Metrovacesa S.A........................................................................       514,867
   22,070  Prima Inmobiliaria, S.A................................................................       195,976
   94,340  Vallehermoso S.A.......................................................................       816,821
                                                                                                    ------------
                                                                                                       1,725,358
                                                                                                    ------------
           RESTAURANTS
   20,667  TelePizza, S.A.........................................................................       110,721
                                                                                                    ------------
           SPECIALTY STEELS
    6,895  Acerinox S.A...........................................................................       210,145
                                                                                                    ------------
           TELECOMMUNICATIONS
  235,035  Telefonica S.A.*.......................................................................     3,876,654
                                                                                                    ------------
           TOBACCO
   16,319  Tabacalera S.A.........................................................................       269,337
                                                                                                    ------------

           TOTAL SPAIN............................................................................    19,475,566
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           SWEDEN (2.5%)
           CLOTHING/SHOE/ACCESSORY STORES
   55,400  Hennes & Mauritz AB (B Shares).........................................................  $  1,475,344
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES
   20,800  Electrolux AB (Series B)...............................................................       415,757
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
   26,500  Securitas AB (B Shares)................................................................       394,038
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
    9,900  Trelleborg AB (Series B)...............................................................        90,496
                                                                                                    ------------
           E.D.P. SERVICES
    4,800  WM-Data AB (B Shares)..................................................................       202,126
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    8,600  Skanska AB (B Shares)..................................................................       315,498
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS
    8,700  Atlas Copco AB (A Shares)..............................................................       230,097
    4,600  Atlas Copco AB (B Shares)..............................................................       119,979
   13,400  Sandvik AB (A Shares)..................................................................       345,420
    5,500  Sandvik AB (B Shares)..................................................................       142,782
                                                                                                    ------------
                                                                                                         838,278
                                                                                                    ------------
           INTERNATIONAL BANKS
   35,800  ForeningsSparbanken AB.................................................................       571,592
   40,600  Skandinaviska Enskilda Banken..........................................................       418,133
   44,000  Svenska Handelsbanken AB (A Shares)....................................................       611,349
                                                                                                    ------------
                                                                                                       1,601,074
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES
    5,000  OM Gruppen AB..........................................................................        64,596
                                                                                                    ------------
           LIFE INSURANCE
   34,900  Skandia Forsakrings AB.................................................................       778,410
                                                                                                    ------------
           METALS FABRICATIONS
    5,900  SKF AB (B Shares)......................................................................       120,088
                                                                                                    ------------
           MOTOR VEHICLES
    9,900  Volvo AB (A Shares)....................................................................       258,818
   20,800  Volvo AB (B Shares)....................................................................       538,709
                                                                                                    ------------
                                                                                                         797,527
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
    6,800  NetCom AB (B Shares)...................................................................       283,029
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS
   15,000  Svenska Cellulosa AB...................................................................       405,860
                                                                                                    ------------
           REAL ESTATE
   27,760  Castellum AB...........................................................................       240,220
   41,760  Diligentia AB..........................................................................       297,748
   25,060  Drott AB (B Shares)....................................................................       241,290

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   15,880  Tornet Fastighnets AB..................................................................  $    207,093
                                                                                                    ------------
                                                                                                         986,351
                                                                                                    ------------
           STEEL/IRON ORE
    8,200  SSAB Svenskt Stal AB (Series A)........................................................       102,440
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT
  125,000  Ericsson (L.M.) Telephone Co. AB (B Shares)............................................     5,210,365
                                                                                                    ------------

           TOTAL SWEDEN...........................................................................    14,081,277
                                                                                                    ------------

           SWITZERLAND (5.8%)
           AIRLINES
      980  SAirGroup..............................................................................       206,407
                                                                                                    ------------
           BUILDING MATERIALS
      430  Holderbank Financiere Glarus AG (B Shares).............................................       530,400
                                                                                                    ------------
           CONSUMER SPECIALTIES
      320  The Swatch Group AG....................................................................       255,293
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
    1,130  Adecco S.A. (Registered Shares)........................................................       686,154
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES
    2,910  Zurich Allied AG++.....................................................................     1,650,345
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
      370  Alusuisse Lonza Group AG...............................................................       226,129
      310  Alusuisse Lonza Group AG (Rights)*.....................................................       181,310
                                                                                                    ------------
                                                                                                         407,439
                                                                                                    ------------
           ELECTRICAL PRODUCTS
   17,900  ABB Ltd.++.............................................................................     1,805,645
                                                                                                    ------------
           INTERNATIONAL BANKS
   16,400  Credit Suisse Group++..................................................................     3,157,784
   12,500  UBS AG (Registered Shares)*++..........................................................     3,643,129
                                                                                                    ------------
                                                                                                       6,800,913
                                                                                                    ------------
           MAJOR PHARMACEUTICALS
    3,945  Novartis AG (Registered Shares)++......................................................     5,910,889
       86  Roche Holdings AG-Bearer++.............................................................     1,503,319
      444  Roche Holdings
             AG-Genusshein++......................................................................     5,339,554
                                                                                                    ------------
                                                                                                      12,753,762
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           METALS FABRICATIONS
      200  Georg Fischer AG (Registered Shares)...................................................  $     62,956
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
      260  Sulzer AG..............................................................................       182,822
                                                                                                    ------------
           OTHER SPECIALTY STORES
      390  Valora Holding AG......................................................................        99,441
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS
    4,370  Swisscom AG (Registered Shares)*++.....................................................     1,333,946
                                                                                                    ------------
           PACKAGED FOODS
    2,285  Nestle S.A. (Registered Shares)++......................................................     4,414,734
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS
      905  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)++...................     1,879,345
                                                                                                    ------------

           TOTAL SWITZERLAND......................................................................    33,069,602
                                                                                                    ------------

           UNITED KINGDOM (15.3%)
           ADVERTISING
   33,626  WPP Group PLC..........................................................................       365,132
                                                                                                    ------------
           AEROSPACE
   93,997  British Aerospace PLC..................................................................       549,358
   14,138  Cobham PLC.............................................................................       171,068
    6,893  Meggitt Holdings, PLC..................................................................        17,225
   41,936  Rolls-Royce PLC........................................................................       148,916
    6,185  Smiths Industries PLC..................................................................        83,430
                                                                                                    ------------
                                                                                                         969,997
                                                                                                    ------------
           AIR FREIGHT/DELIVERY SERVICES
    1,105  Ocean Group PLC........................................................................        16,895
                                                                                                    ------------
           AIRLINES
   52,929  British Airways PLC....................................................................       275,621
                                                                                                    ------------
           ALCOHOLIC BEVERAGES
   39,562  Bass PLC...............................................................................       434,792
  167,534  Diageo PLC.............................................................................     1,693,869
                                                                                                    ------------
                                                                                                       2,128,661
                                                                                                    ------------
           APPAREL
   18,995  Baird (William) PLC....................................................................        18,424
                                                                                                    ------------
           AUTO PARTS: O.E.M.
    1,500  BBA Group PLC..........................................................................        10,481
   72,814  GKN PLC................................................................................     1,165,939

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
    7,821  Laird Group PLC........................................................................  $     33,816
                                                                                                    ------------
                                                                                                       1,210,236
                                                                                                    ------------
           BOOKS/MAGAZINES
    7,251  EMAP PLC...............................................................................        94,173
   56,494  Reed International PLC.................................................................       329,710
                                                                                                    ------------
                                                                                                         423,883
                                                                                                    ------------
           BUILDING MATERIALS
   12,535  Barratt Developments PLC...............................................................        48,840
   89,254  Blue Circle Industries PLC.............................................................       414,522
   81,131  BPB Industries PLC.....................................................................       478,832
   63,560  Hanson PLC.............................................................................       498,430
   20,552  RMC Group PLC..........................................................................       295,641
   13,858  Tarmac Group PLC.......................................................................       116,647
                                                                                                    ------------
                                                                                                       1,852,912
                                                                                                    ------------
           BUILDING PRODUCTS
  100,319  Caradon PLC............................................................................       238,316
   14,959  Rugby Group PLC........................................................................        28,036
                                                                                                    ------------
                                                                                                         266,352
                                                                                                    ------------
           CABLE TELEVISION
   78,857  British Sky Broadcasting Group PLC.....................................................       847,203
                                                                                                    ------------
           CASINO/GAMBLING
   75,349  Hilton Group PLC.......................................................................       229,786
   23,545  London Clubs International PLC.........................................................        48,385
                                                                                                    ------------
                                                                                                         278,171
                                                                                                    ------------
           CATALOG/SPECIALTY DISTRIBUTION
   49,839  Great Universal Stores PLC.............................................................       378,541
                                                                                                    ------------
           CELLULAR TELEPHONE
1,204,335  Vodafone AirTouch PLC..................................................................     5,603,193
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY STORES
   18,031  Next PLC...............................................................................       194,310
                                                                                                    ------------
           DEPARTMENT STORES
   16,849  House of Fraser PLC....................................................................        18,559
  134,767  Marks & Spencer, PLC...................................................................       620,359
                                                                                                    ------------
                                                                                                         638,918
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
   53,803  British Airport Authority PLC..........................................................       394,939
   33,993  Compass Group PLC......................................................................       364,367
  133,571  Rentokil Initial PLC...................................................................       445,220
                                                                                                    ------------
                                                                                                       1,204,526
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES
   68,832  Abbey National PLC++...................................................................     1,346,602
   73,281  Allied Zurich PLC*.....................................................................       885,484
  341,409  HSBC Holdings PLC......................................................................     4,206,767
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  244,220  Lloyds TSB Group PLC...................................................................  $  3,378,603
                                                                                                    ------------
                                                                                                       9,817,456
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING
   23,123  Fki Babcock PLC........................................................................        60,633
   27,840  IMI PLC................................................................................       109,388
   30,458  TI Group PLC...........................................................................       205,549
                                                                                                    ------------
                                                                                                         375,570
                                                                                                    ------------
           DRUGSTORE CHAINS
   48,400  Boots Co. PLC..........................................................................       497,310
                                                                                                    ------------
           E.D.P. SERVICES
   31,653  Parity Group PLC.......................................................................       106,287
                                                                                                    ------------
           ELECTRIC UTILITIES
   62,579  National Power PLC.....................................................................       423,093
   61,451  Scottish Power PLC.....................................................................       570,289
   32,863  United Utilities PLC...................................................................       325,511
                                                                                                    ------------
                                                                                                       1,318,893
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS
   66,017  Misys PLC..............................................................................       551,342
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION
    8,766  Amec PLC...............................................................................        30,912
   42,911  BICC Group (The) PLC...................................................................        76,895
   13,858  Carillion PLC..........................................................................        28,834
   16,052  Jarvis PLC.............................................................................        68,679
   33,513  Taylor Woodrow PLC.....................................................................        78,786
                                                                                                    ------------
                                                                                                         284,106
                                                                                                    ------------
           ENVIRONMENTAL SERVICES
   13,177  Pennon Group PLC.......................................................................       198,216
                                                                                                    ------------
           FINANCIAL PUBLISHING/SERVICES
   58,465  Reuters Group PLC......................................................................       543,539
                                                                                                    ------------
           FOOD CHAINS
   51,778  Safeway PLC............................................................................       162,585
   89,685  Sainsbury (J.) PLC.....................................................................       538,532
  150,765  Tesco PLC..............................................................................       448,622
                                                                                                    ------------
                                                                                                       1,149,739
                                                                                                    ------------
           HOME BUILDING
   28,305  Beazer Homes, PLC......................................................................        60,959
    7,555  Berkeley Group (The) PLC...............................................................        68,188
                                                                                                    ------------
                                                                                                         129,147
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS
   19,607  Berisford PLC..........................................................................        91,544
  193,962  Invensys PLC...........................................................................       953,432
                                                                                                    ------------
                                                                                                       1,044,976
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES
  210,951  Pilkington PLC.........................................................................       315,591
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INTEGRATED OIL COMPANIES
  798,844  BP Amoco PLC...........................................................................  $  7,755,034
                                                                                                    ------------
           INTERNATIONAL BANKS
   69,151  Barclays PLC...........................................................................     2,117,937
  112,125  Halifax PLC............................................................................     1,433,193
                                                                                                    ------------
                                                                                                       3,551,130
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES
    7,489  Schroders PLC..........................................................................       149,836
                                                                                                    ------------
           LIFE INSURANCE
   93,164  Prudential Corp........................................................................     1,461,928
                                                                                                    ------------
           MAJOR CHEMICALS
   35,650  Imperial Chemical Industries PLC.......................................................       354,582
                                                                                                    ------------
           MAJOR PHARMACEUTICALS
   68,647  AstraZeneca Group PLC++................................................................     3,105,788
  144,749  Glaxo Wellcome PLC.....................................................................     4,273,894
  249,615  SmithKline Beecham PLC.................................................................     3,217,278
                                                                                                    ------------
                                                                                                      10,596,960
                                                                                                    ------------
           MARINE TRANSPORTATION
   60,997  Associated British Ports Holdings PLC..................................................       302,843
   36,443  Peninsular & Orient Steam Navigation Co................................................       516,444
                                                                                                    ------------
                                                                                                         819,287
                                                                                                    ------------
           MILITARY/GOV'T/TECHNICAL
   11,426  Racal Electronics PLC..................................................................        84,342
                                                                                                    ------------
           MOVIES/ENTERTAINMENT
   78,374  EMI Group PLC..........................................................................       615,888
   74,730  Rank Group PLC.........................................................................       233,119
                                                                                                    ------------
                                                                                                         849,007
                                                                                                    ------------
           MULTI-LINE INSURANCE
   46,551  CGU PLC................................................................................       678,437
  253,896  Legal & General Group PLC..............................................................       705,414
   64,492  Royal & Sun Alliance Insurance Group PLC...............................................       438,943
                                                                                                    ------------
                                                                                                       1,822,794
                                                                                                    ------------
           MULTI-SECTOR COMPANIES
  135,013  General Electric Co. PLC...............................................................     1,468,274
                                                                                                    ------------
           MUTUAL FUNDS
   63,882  Limit PLC..............................................................................       155,433
                                                                                                    ------------
           NEWSPAPERS
    7,836  Trinity Mirror PLC.....................................................................        72,789
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS PRODUCTION
   29,776  Enterprise Oil PLC.....................................................................  $    211,961
  128,949  LASMO PLC..............................................................................       285,659
                                                                                                    ------------
                                                                                                         497,620
                                                                                                    ------------
           OIL REFINING/MARKETING
   38,714  Burmah Castrol PLC.....................................................................       667,008
                                                                                                    ------------
           OIL/GAS TRANSMISSION
  191,157  BG PLC.................................................................................     1,061,420
  255,341  Centrica PLC...........................................................................       741,962
                                                                                                    ------------
                                                                                                       1,803,382
                                                                                                    ------------
           OTHER METALS/MINERALS
   53,215  Rio Tinto PLC..........................................................................       910,724
                                                                                                    ------------
           OTHER PHARMACEUTICALS
    6,590  Scotia Holdings PLC....................................................................        16,251
                                                                                                    ------------
           OTHER SPECIALTY STORES
   12,416  Carpetright PLC........................................................................        93,487
   73,111  Kingfisher PLC.........................................................................       798,692
   16,083  Lex Service PLC........................................................................       122,948
                                                                                                    ------------
                                                                                                       1,015,127
                                                                                                    ------------
           OTHER TRANSPORTATION
   28,868  Firstbus PLC...........................................................................       116,275
   50,744  Stagecoach Holdings PLC................................................................       144,322
                                                                                                    ------------
                                                                                                         260,597
                                                                                                    ------------
           PACKAGED FOODS
   39,697  Assocated British Food Ltd.............................................................       248,158
  178,858  Unilever PLC...........................................................................     1,659,870
                                                                                                    ------------
                                                                                                       1,908,028
                                                                                                    ------------
           PAPER
   34,957  Rexam PLC..............................................................................       143,673
                                                                                                    ------------
           PRECIOUS METALS
   32,809  Johnson Matthey PLC....................................................................       303,941
   33,794  Lonmin PLC.............................................................................       340,011
                                                                                                    ------------
                                                                                                         643,952
                                                                                                    ------------
           PRINTING/FORMS
   48,252  Arjo Wiggins Appleton PLC..............................................................       169,758
                                                                                                    ------------
           RAILROADS
   23,318  Railtrack Group PLC....................................................................       472,285
                                                                                                    ------------
           REAL ESTATE
  207,321  British Land Company PLC...............................................................     1,491,156
   47,430  Capital Shopping Centers PLC...........................................................       314,239
  258,160  Grantchester Holdings PLC..............................................................       572,960
  111,530  Great Portland Estates PLC.............................................................       348,375
   79,790  Hammerson PLC..........................................................................       590,227
  176,459  Land Securities PLC....................................................................     2,204,749
  141,383  MEPC PLC...............................................................................       979,708

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  158,660  Slough Estates PLC.....................................................................  $   $920,755
                                                                                                    ------------
                                                                                                       7,422,169
                                                                                                    ------------
           RESTAURANTS
   87,846  Granada Group PLC......................................................................       694,655
                                                                                                    ------------
           SPECIALTY CHEMICALS
   28,341  Boc Group PLC..........................................................................       607,102
                                                                                                    ------------
           SPECIALTY FOODS/CANDY
  100,005  Cadbury Schweppes PLC..................................................................       655,578
   35,781  Tate & Lyle PLC........................................................................       233,531
                                                                                                    ------------
                                                                                                         889,109
                                                                                                    ------------
           SPECIALTY STEELS
  133,094  Corus Group PLC........................................................................       253,816
                                                                                                    ------------
           TELECOMMUNICATIONS
  255,402  British Telecommunications PLC.........................................................     4,633,386
   93,440  Cable & Wireless PLC...................................................................     1,092,205
                                                                                                    ------------
                                                                                                       5,725,591
                                                                                                    ------------
           TOBACCO
   73,281  British American Tobacco PLC...........................................................       485,510
                                                                                                    ------------
           TOOLS/HARDWARE
    2,694  McKechnie PLC..........................................................................        17,494
                                                                                                    ------------
           TRUCKING
   47,416  NFC PLC................................................................................       152,786
                                                                                                    ------------
           UTILITIES
   28,786  Hyder PLC..............................................................................       259,100
                                                                                                    ------------
           WATER SUPPLY
   23,388  Angian Water PLC.......................................................................       260,306
   21,565  Kelda Group PLC........................................................................       131,176
   25,262  Thames Water PLC.......................................................................       365,470
                                                                                                    ------------
                                                                                                         756,952
                                                                                                    ------------

           TOTAL UNITED KINGDOM...................................................................    87,919,232
                                                                                                    ------------

           TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
           (IDENTIFIED COST $465,637,305).........................................................   496,553,277
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (14.1%)
           U.S. GOVERNMENT AGENCY
$  81,000  Federal Home Loan Mortgage Corp. 5.16% due 11/01/99 (AMORTIZED COST $81,000,000).......  $ 81,000,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $546,637,305) (b)........................................................  100.5%    577,553,277

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.5)     (2,642,072)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 574,911,205
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $45,685,212 and the aggregate gross unrealized depreciation is $14,769,240, resulting in net unrealized appreciation of $30,915,972.
++ Some or all of these securities are segregated in connection with open forward foreign currency contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

FUTURES CONTRACTS OPEN AT OCTOBER 31, 1999:

 NUMBER OF      LONG/     DESCRIPTION, DELIVERY MONTH,  UNDERLYING FACE   UNREALIZED
 CONTRACTS      SHORT               AND YEAR            AMOUNT AT VALUE    GAIN/LOSS
--------------------------------------------------------------------------------------
      3        Short      FTSE 100 December/1999               (295,826)   $ (14,446)
     23        Short      FTSE 100 December/1999             (2,276,338)    (102,415)
    109        Short      FTSE 100 December/1999            (10,730,596)    (542,624)
    112        Long       TSE TOPIX 100 December/1999        16,036,095      800,998
     58        Long       TSE TOPIX 100 December/1999         8,529,904      189,306
     29        Long       MIB 30 INDEX December/1999          5,337,200     (253,781)
      3        Long       MIB 30 INDEX December/1999            539,935      (14,064)
    153        Long       CAC40 10EU December/1999            7,464,227      438,076
    165        Long       CAC40 10EU December/1999            8,450,837       71,254
     62        Long       EURX DAX INDEX December/1999        9,031,331       21,250
     30        Long       EURX DAX INDEX December/1999        4,193,371      186,910
     24        Long       EURX DAX INDEX December/1999        3,426,541       77,684
     38        Long       EURX DAX INDEX December/1999        5,549,494       (1,138)
     66        Long       IBEX 35 PLUS November/1999          6,734,148       84,569
                                                                           ---------
      Net unrealized gain..............................................    $ 941,579
                                                                           =========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1999:

                                              UNREALIZED
   CONTRACTS       IN EXCHANGE    DELIVERY   APPRECIATION
  TO DELIVER           FOR          DATE    (DEPRECIATION)
----------------------------------------------------------
$        62,681   JPY  6,519,479   11/1/99          (96)
$     5,823,678   HKD 45,245,903   11/2/99          600
 JPY  9,404,760  $        89,740   11/2/99          543
$     5,728,493    CHF 8,728,103   11/3/99    $   7,266
$       882,690    EUR   838,206   11/3/99        1,282
$     4,615,882    EUR 4,265,000   3/07/00      (76,168)
$     9,299,931    EUR 8,575,000   3/07/00     (172,605)
$    13,494,004   EUR 12,700,000   3/07/00       24,017
  EUR 5,504,160  $     5,935,054   3/10/00       75,245
$     2,587,923    GBP 1,597,908   3/10/00       40,177
$     1,292,001    EUR 1,205,000   3/17/00       (8,569)
$     4,750,793    EUR 4,476,390   3/17/00       16,961
$    13,500,000   EUR 12,555,804   3/17/00     (126,953)
$     1,250,000    EUR 1,165,936   3/17/00       (8,175)
$     2,905,255  JPY 314,000,000   3/17/00      178,147
$     3,032,774  JPY 326,842,000   3/17/00      176,734
$     4,940,157  JPY 534,772,000   3/17/00      311,172
$     7,461,832  JPY 782,000,000   3/17/00      217,215
JPY 944,546,336  $     9,154,000   3/17/00     (121,212)
 JPY 12,854,965  $       125,500   3/17/00         (733)
JPY 938,971,550  $     9,154,000   3/17/00      (66,469)
 JPY 12,922,735  $       125,500   3/17/00       (1,398)
JPY 292,200,000  $     2,837,169   3/17/00      (32,163)
JPY 154,734,454  $     1,519,000   3/17/00         (454)
  GBP 4,556,216  $     7,448,000   3/24/00      (45,243)
  GBP 1,385,000  $     2,269,184   3/24/00       (8,615)
  GBP 6,518,000  $    10,704,837   3/24/00      (14,796)
                                              ---------
      Net unrealized appreciation.........    $ 365,710
                                              =========

CURRENCY ABBREVIATIONS:

CHF  Swiss Franc.
EUR  Euro.
GBP  British Pound.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.......................................................................  $    365,132      0.1%
Aerospace.........................................................................     1,603,673      0.3
Air Freight/Delivery Services.....................................................     1,224,230      0.2
Airlines..........................................................................     3,817,425      0.7
Alcoholic Beverages...............................................................     6,540,707      1.1
Apparel...........................................................................       567,549      0.1
Auto Parts: O.E.M.................................................................     2,783,188      0.5
Automotive Aftermarket............................................................     1,653,884      0.3
Banking...........................................................................     3,076,682      0.5
Beverages - Non-Alcoholic.........................................................       295,856      0.1
Books/Magazines...................................................................       423,883      0.1
Broadcasting......................................................................     1,163,913      0.2
Building Materials................................................................     4,980,400      0.9
Building Products.................................................................     1,030,578      0.2
Cable Television..................................................................     1,238,375      0.2
Casino/Gambling...................................................................       360,090      0.1
Catalog/Specialty Distribution....................................................       378,541      0.1
Cellular Telephone................................................................     9,300,420      1.6
Clothing/Shoe/Accessory Stores....................................................     1,669,654      0.3
Computer Software.................................................................     3,239,398      0.6
Construction/Agricultural Equipment/Trucks........................................     1,582,988      0.3
Consumer Electronics/Appliances...................................................     7,794,081      1.4
Consumer Specialties..............................................................       846,294      0.1
Containers/Packaging..............................................................       464,472      0.1
Department Stores.................................................................     1,023,889      0.2
Diversified Commercial Services...................................................     5,135,004      0.9
Diversified Electronic Products...................................................    20,775,791      3.6
Diversified Financial Services....................................................    15,450,091      2.7
Diversified Manufacturing.........................................................     7,321,786      1.3
Drugstore Chains..................................................................       497,310      0.1
E.D.P. Peripherals................................................................       161,083      0.0
E.D.P. Services...................................................................     1,218,962      0.2
Electric Utilities................................................................     8,111,241      1.4
Electrical Products...............................................................     5,954,450      1.0
Electronic Components.............................................................     4,047,246      0.7
Electronic Data Processing........................................................     8,126,908      1.4
Electronic Distributors...........................................................     4,209,209      0.7
Engineering & Construction........................................................     4,009,793      0.7
Environmental Services............................................................       407,179      0.1
Farming/Seeds/Milling.............................................................       278,184      0.0
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Finance Companies.................................................................  $  2,951,373      0.5%
Finance Energy....................................................................       375,166      0.1
Financial Publishing/Services.....................................................     1,551,850      0.3
Fluid Controls....................................................................       537,391      0.1
Food Chains.......................................................................     9,675,505      1.7
Food Distributors.................................................................       249,047      0.0
Forest Products...................................................................        54,651      0.0
Home Building.....................................................................     1,330,201      0.2
Hotels/Resorts....................................................................       831,961      0.1
Industrial Machinery/Components...................................................     4,428,301      0.8
Industrial Specialties............................................................       603,582      0.1
Integrated Oil Companies..........................................................    20,031,603      3.5
International Banks...............................................................    57,930,603     10.1
Investment Bankers/Brokers/Services...............................................     3,183,606      0.6
Life Insurance....................................................................     8,209,024      1.4
Major Chemicals...................................................................     5,851,797      1.0
Major Pharmaceuticals.............................................................    28,403,233      4.9
Marine Transportation.............................................................     1,480,980      0.3
Meat/Poultry/Fish.................................................................       335,135      0.1
Media Conglomerates...............................................................       982,820      0.2
Medical Specialties...............................................................       619,975      0.1
Metals Fabrications...............................................................       729,558      0.1
Military/Gov't/Technical..........................................................       341,897      0.1
Motor Vehicles....................................................................    19,358,700      3.4
Movies/Entertainment..............................................................     1,408,592      0.2
Multi-Line Insurance..............................................................    11,226,817      2.0
Multi-Sector Companies............................................................    13,490,802      2.3
Mutual Funds......................................................................       155,433      0.0
Natural Gas.......................................................................     2,060,371      0.4
Newspapers........................................................................     1,036,601      0.2
Non - U.S. Utilities..............................................................     1,733,829      0.3
Office Equipment/Supplies.........................................................     2,472,135      0.4
Office/Plant Automation...........................................................        31,161      0.0
Oil & Gas Production..............................................................       559,107      0.1
Oil Refining/Marketing............................................................     4,576,333      0.8
Oil/Gas Transmission..............................................................     1,803,382      0.3
Other Consumer Services...........................................................     1,412,883      0.2
Other Metals/Minerals.............................................................     1,704,465      0.3
Other Pharmaceuticals.............................................................     4,108,870      0.7
Other Specialty Stores............................................................     3,510,060      0.6
Other Telecommunications..........................................................     7,284,130      1.3
Other Transportation..............................................................       789,609      0.1
Package Goods/Cosmetics...........................................................     4,138,663      0.7
Packaged Foods....................................................................     9,520,023      1.7

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Paper.............................................................................  $  1,821,500      0.3%
Photographic Products.............................................................     1,636,364      0.3
Precious Metals...................................................................       704,039      0.1
Precision Instruments.............................................................       371,412      0.1
Printing/Forms....................................................................     1,945,624      0.3
Property - Casualty Insurers......................................................     3,630,371      0.6
Railroads.........................................................................     3,821,876      0.7
Real Estate.......................................................................    19,819,345      3.4
Recreational Products/Toys........................................................     2,611,509      0.5
Restaurants.......................................................................     1,365,998      0.2
Semiconductors....................................................................     2,477,135      0.4
Shoe Manufacturing................................................................       232,181      0.0
Specialty Chemicals...............................................................     5,873,434      1.0
Specialty Foods/Candy.............................................................     2,198,422      0.4
Specialty Steels..................................................................       646,823      0.1
Steel/Iron Ore....................................................................     2,415,696      0.4
Telecommunications................................................................    36,341,525      6.3
Telecommunications Equipment......................................................    15,515,350      2.7
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Textiles..........................................................................  $  1,485,956      0.3%
Tobacco...........................................................................       988,773      0.2
Tools/Hardware....................................................................        17,494      0.0
Trucking..........................................................................       152,786      0.0
U.S. Government Agency............................................................    81,000,000     14.1
Utilities.........................................................................       786,100      0.1
Water Supply......................................................................       756,952      0.1
Wholesale Distributors............................................................     2,735,848      0.5
                                                                                    ------------    -----
                                                                                    $577,553,277    100.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $494,464,067     86.0%
Preferred Stocks..................................................................     1,883,597      0.4
Rights............................................................................       205,613      0.0
Short-Term Investments............................................................    81,000,000     14.1
                                                                                    ------------    -----
                                                                                    $577,553,277    100.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $546,637,305)..............................................................  $577,553,277
Unrealized appreciation on open forward foreign currency contracts............................       581,004
Cash (including $788,663 in foreign currency and $8,141,452 segregated in connection with open
  futures contracts)..........................................................................    13,177,136
Receivable for:
    Shares of beneficial interest sold........................................................     1,631,282
    Variation margin..........................................................................       940,423
    Dividends.................................................................................       776,854
    Foreign withholding tax reclaimed.........................................................        37,063
Deferred offering costs.......................................................................        72,374
Prepaid expenses and other assets.............................................................        85,881
                                                                                                ------------
     TOTAL ASSETS.............................................................................   594,855,294
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts............................       215,294
Payable for:
    Investments purchased.....................................................................    12,601,174
    Shares of beneficial interest repurchased.................................................     5,645,543
    Investment management fee.................................................................       470,579
    Plan of distribution fee..................................................................       446,867
Accrued expenses and other payables...........................................................       564,632
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    19,944,089
                                                                                                ------------
     NET ASSETS...............................................................................  $574,911,205
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $544,677,938
Net unrealized appreciation...................................................................    32,198,701
Net investment loss...........................................................................      (646,146)
Net realized loss.............................................................................    (1,319,288)
                                                                                                ------------
     NET ASSETS...............................................................................  $574,911,205
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $38,505,880
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,641,765
     NET ASSET VALUE PER SHARE................................................................        $10.57
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.16
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $465,258,342
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    44,115,027
     NET ASSET VALUE PER SHARE................................................................        $10.55
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $69,811,015
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     6,619,416
     NET ASSET VALUE PER SHARE................................................................        $10.55
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $1,335,968
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       126,329
     NET ASSET VALUE PER SHARE................................................................        $10.58
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 28, 1999* THROUGH OCTOBER 31, 1999

NET INVESTMENT LOSS:
INCOME
Dividends (net of $188,107 foreign withholding tax)............................................  $ 2,080,161
Interest.......................................................................................    1,587,720
                                                                                                 -----------
     TOTAL INCOME..............................................................................    3,667,881
                                                                                                 -----------
EXPENSES
Investment management fee......................................................................    1,734,026
Plan of distribution fee (Class A shares)......................................................       28,368
Plan of distribution fee (Class B shares)......................................................    1,399,606
Plan of distribution fee (Class C shares)......................................................      219,865
Custodian fees.................................................................................      379,214
Transfer agent fees and expenses...............................................................      240,983
Registration fees..............................................................................      182,950
Offering costs.................................................................................       81,246
Professional fees..............................................................................       42,459
Shareholder reports and notices................................................................       28,130
Trustees' fees and expenses....................................................................        5,925
Other..........................................................................................       12,361
                                                                                                 -----------
     TOTAL EXPENSES............................................................................    4,355,133
                                                                                                 -----------
     NET INVESTMENT LOSS.......................................................................     (687,252)
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments................................................................................     (367,328)
    Futures contracts..........................................................................     (378,930)
    Foreign exchange transactions..............................................................   (2,740,607)
                                                                                                 -----------
     NET LOSS..................................................................................   (3,486,865)
                                                                                                 -----------
Net unrealized appreciation/depreciation on:
    Investments................................................................................   30,915,972
    Futures contracts..........................................................................      941,579
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies........................................................      341,150
                                                                                                 -----------
     NET APPRECIATION..........................................................................   32,198,701
                                                                                                 -----------
     NET GAIN..................................................................................   28,711,836
                                                                                                 -----------
NET INCREASE...................................................................................  $28,024,584
                                                                                                 ===========

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE
                                                                                                PERIOD JUNE
                                                                                                 28, 1999*
                                                                                                  THROUGH
                                                                                                  OCTOBER
                                                                                                  31,1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...........................................................................  $   (687,252)
Net realized loss.............................................................................    (3,486,865)
Net unrealized appreciation...................................................................    32,198,701
                                                                                                ------------

     NET INCREASE.............................................................................    28,024,584
Net increase from transactions in shares of beneficial interest...............................   546,786,621
                                                                                                ------------

     NET INCREASE.............................................................................   574,811,205

NET ASSETS:
Beginning of period...........................................................................       100,000
                                                                                                ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $646,146).............................................  $574,911,205
                                                                                                ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and had no operations other than those relating to organizational matters and issuance of 2,500 shares of beneficial interest by each class for $25,000 to Morgan Stanley Dean Witter Advisors Inc. ("Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $153,000, which was reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over a period of approximately one year or less from the commencement of operations.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.00% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and
(iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses;
(2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and
(3) preparation, printing and distribution of sales literature and advertising materials. In addition,

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $21,671,679 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,100, $235,698, and $29,401, respectively and received $103,705 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended October 31, 1999 aggregated $526,302,337 and $60,291,640 respectively.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $43,500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                         FOR THE PERIOD
                                                                         JUNE 28, 1999*
                                                                             THROUGH
                                                                        OCTOBER 31, 1999
                                                                   ---------------------------
                                                                     SHARES         AMOUNT
                                                                   -----------  --------------
CLASS A
Sold.............................................................   5,501,684   $  55,679,553
Redeemed.........................................................  (1,862,419)    (19,164,117)
                                                                   ----------   -------------
Net increase - Class A...........................................   3,639,265      36,515,436
                                                                   ----------   -------------
CLASS B
Sold.............................................................  46,196,462     464,151,607
Redeemed.........................................................  (2,083,935)    (21,345,154)
                                                                   ----------   -------------
Net increase - Class B...........................................  44,112,527     442,806,453
                                                                   ----------   -------------
CLASS C
Sold.............................................................   7,186,009      72,115,535
Redeemed.........................................................    (569,093)     (5,816,388)
                                                                   ----------   -------------
Net increase - Class C...........................................   6,616,916      66,299,147
                                                                   ----------   -------------
CLASS D
Sold.............................................................   1,075,888      11,093,524
Redeemed.........................................................    (952,059)     (9,927,939)
                                                                   ----------   -------------
Net increase - Class D...........................................     123,829       1,165,585
                                                                   ----------   -------------
Net increase in Fund.............................................  54,492,537   $ 546,786,621
                                                                   ==========   =============

---------------------

 *   Commencement of operations.

6. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and open forward foreign currency exchange contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,208,683, net realized loss was credited $2,167,577 and net investment loss was credited $41,106.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1999, there were outstanding forward contracts used to manage foreign currency exposure and outstanding index futures.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                 FOR THE PERIOD JUNE 28, 1999*
                                                                                   THROUGH OCTOBER 31, 1999**
                                                               ------------------------------------------------------------------
                                                                   CLASS A          CLASS B          CLASS C          CLASS D
                                                                   SHARES           SHARES           SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period.........................      $ 10.00         $  10.00          $ 10.00          $10.00
                                                                   -------         --------          -------          ------
Income (loss) from investment operations:
   Net investment income (loss)..............................         0.01            (0.02)           (0.02)           0.01
   Net realized and unrealized gain..........................         0.56             0.57             0.57            0.57
                                                                   -------         --------          -------          ------
Total income from investment operations......................         0.57             0.55             0.55            0.58
                                                                   -------         --------          -------          ------
Net asset value, end of period...............................      $ 10.57         $  10.55          $ 10.55          $10.58
                                                                   =======         ========          =======          ======
TOTAL RETURN + (1)...........................................         5.70%            5.50%            5.50%           5.80%
RATIOS TO AVERAGE NET ASSETS (2) (3):
Expenses.....................................................         1.81%            2.56%            2.56%           1.56%
Net investment income........................................         0.31%           (0.44)%          (0.44)%          0.56%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......................      $38,506         $465,258          $69,811          $1,336
Portfolio turnover rate (1)..................................           14%              14%              14%             14%

---------------------

 *   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International Fund (the "Fund") at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period June 28, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1999

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1999